Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Seadrill LTD
Entity Central Index Key	0001351413
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	467,772,174
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F for the fiscal year ended December 31, 2011, originally filed with the Securities and Exchange Commission on April 27, 2012, is being filed solely for purposes of furnishing Interactive Data File disclosure as Exhibit 101 with detailed-tagged footnotes to the financial statements in accordance with Rule 405 of Regulation S-T. This Exhibit was previously filed with block-tagged footnotes.
Document Period End Date	Dec. 31, 2011